Share-based payments	12 Months Ended
Dec. 31, 2025
Share-based Payment Arrangements [Abstract]
Share-based payments	Share-based payments
The following share-based payment amounts are included in Operating costs in the income statements.

For the year ended December 31	2025	2024
RSUs and PSUs	(61)	(52)
ESP and DSUs	(29)	(32)
Total share-based payments	(90)	(84)
Description of the plans
ESP
The ESP is designed to encourage employees of BCE and its participating subsidiaries to own shares of BCE. Employees can choose to have up to 12% of their eligible annual earnings withheld through regular payroll deductions for the purchase of BCE common shares. In some cases, the employer also contributes up to 2% of the employee’s eligible annual earnings to the plan. Dividends are credited to the participant’s account on each dividend payment date and are equivalent in value to the dividends paid on BCE common shares. Employer contributions to the ESP and related dividends are subject to employees holding their shares for a two-year vesting period.
The trustee of the ESP buys BCE common shares for the participants on the open market, by private purchase or from treasury. BCE determines the method the trustee uses to buy the shares.
At December 31, 2025, 4,360,087 common shares were authorized for issuance from treasury under the ESP. At December 31, 2025 and 2024, there were 1,436,100 and 1,239,411 unvested employer ESP contributions, respectively.
RSUs/PSUs
RSUs/PSUs are granted to executives and other eligible employees. Dividends in the form of additional RSUs/PSUs are credited to the participant’s account on each dividend payment date and are equivalent in value to the dividends paid on BCE common shares. Executives and other eligible employees are granted a specific number of RSUs/PSUs for a given performance period based mainly on their level and position. RSUs/PSUs vest fully after three years of continuous employment from the date of grant and if performance objectives are met for PSUs, as determined by the board of directors.
The following table summarizes RSUs/PSUs outstanding at December 31, 2025 and 2024.

Number of RSUs/PSUs	2025	2024
Outstanding, January 1	3,578,900	3,412,812
Granted (1)	2,357,223	1,236,690
Dividends credited	377,264	284,530
Settled	(1,184,961)	(1,296,656)
Forfeited	(159,573)	(58,476)
Outstanding, December 31	4,968,853	3,578,900
Vested, December 31 (2)	1,238,636	1,090,574
(1)The weighted average fair value of the RSUs/PSUs granted was $35 in 2025 and $50 in 2024.
(2)The RSUs/PSUs vested on December 31, 2025 were fully settled in February 2026 with BCE common shares and/or DSUs.
DSUs
Eligible bonuses and RSUs may be paid in the form of DSUs when executives or other eligible employees elect or are required to participate in the plan. The value of a DSU at the issuance date is equal to the value of one BCE common share. For non-management directors, compensation is paid in DSUs until the minimum share ownership requirement is met; thereafter, at least 50% of their compensation is paid in DSUs. There are no vesting requirements relating to DSUs. Dividends in the form of additional DSUs are credited to the participant’s account on each dividend payment date and are equivalent in value to the dividends paid on BCE common shares. DSUs are settled when the holder leaves the company.
At December 31, 2025 and 2024, there were 2,264,207 and 3,560,305 DSUs outstanding, respectively.
Stock options
Under BCE’s long-term incentive plans, BCE may grant options to executives to buy BCE common shares. The subscription price of a grant is based on the higher of:
•the volume-weighted average of the trading price on the trading day immediately prior to the effective date of the grant
•the volume-weighted average of the trading price for the last five consecutive trading days ending on the trading day immediately prior to the effective date of the grant
At December 31, 2025, in addition to the stock options outstanding, 6,477,438 common shares were authorized for issuance under these plans. Options vest after three years of continuous employment from the date of grant. Vested options can be exercised for a period of ten years from the date of grant.
The following table summarizes stock options outstanding at December 31, 2025 and 2024.

	2025		2024
	Number of options	Weighted average exercise price ($)	Number of options	Weighted average exercise price ($)
Outstanding, January 1	6,545,819	61	7,484,561	61
Forfeited or expired	(1,042,645)	57	(938,742)	59
Outstanding and exercisable, December 31	5,503,174	62	6,545,819	61
The following table provides additional information about BCE’s stock option plans at December 31, 2025 and 2024.

	Stock options outstanding
	2025			2024
Range of exercise prices	Number	Weighted average remaining life (years)	Weighted average exercise price ($)	Number	Weighted average remaining life (years)	Weighted average exercise price ($)
$50-$59	2,348,283	3	58	3,390,928	3	58
$60 & above	3,154,891	4	65	3,154,891	5	65
	5,503,174	4	62	6,545,819	4	61